PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right to terminate the Plan at any time subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested in their accounts.